Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of business acquisitions, by acquisition	The purchase price is subject to the Seller's final approval of the Final Closing Statement.

Issuance of 46,910,923 shares(1)	$1,094,901
Cash consideration(2)	3,951,947
Total purchase price	5,046,848
Cash acquired(3)	(52,514)
Total purchase price, net of cash acquired	$4,994,334

(1) Based on the Company’s closing share price of $23.34 on November 30, 2021.
(2) Based on the Closing Statement, total cash consideration of $3,951,947 includes a base cash consideration of $3,988,000, less working capital adjustments of $31,661, less closing indebtedness adjustments of $36,618, plus closing cash consideration of $32,225 as defined in the Transaction Agreement.

(3) Cash acquired includes $52,514 of total cash acquired, less $1,957 of restricted cash acquired as defined in the Transaction Agreement.

Issuance of 210,357,918 shares	$6,565,477
Cash paid for repayment of CPA Global's parent company debt and related interest rate swap termination charge	2,078,084
Total purchase price	8,643,561
Cash acquired	(102,675)
Total purchase price, net of cash acquired	$8,540,886
The following table summarizes the measurement period adjustments recorded through the measurement period date ending September 30, 2021:

Total
Accounts receivable(1)	$7,135
Prepaid expenses	(158)
Other current assets	370
Property and equipment, net	1,002
Other non-current assets	1,123
Total assets	$9,472

Accounts payable	290
Accrued expenses and other current liabilities(2)	49,164
Current portion of deferred revenue	989
Non-current portion of deferred revenue	(15)
Deferred income taxes(3)	(13,405)
Total liabilities	$37,023
Fair value of acquired identifiable assets and liabilities	$(27,551)

Purchase price, net of cash	$(665)
Less: Fair value of acquired identifiable assets and liabilities	(27,551)
Goodwill	$26,886

(1) The $7,135 account receivable measurement period adjustment is due to a change in the fair value of CPA Global's accounts receivable, with there being a $9,306 increase in the valuation increase offset by a $2,171 decrease.

(2) The Company recorded measurement period adjustments of $49,164 increasing accrued expenses and other current liabilities, of which, $61,000 relates to adjustments to CPA Global's accrual for claims existing prior to the date of acquisition, offset by a $11,836 reduction to CPA Global's other accruals. See Note 23 - Commitments and Contingencies for further information.

(3) The $13,405 deferred income tax measurement period adjustment is due to the tax impact of CPA Global's other measurement period adjustments detailed in the chart above.

Schedule of Pro Forma Information
The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company's stockholders and included in the Consolidated Statements of Operations and Comprehensive Loss were as follows:

Year Ended December 31, 2021
Revenues, net	$80,418
Net income attributable to the Company's shareholders	$3,000

Unaudited pro forma information for the Company for the periods presented as if the acquisition had occurred January 1, 2020 is as follows:

	Year ended December 31,
	2021	2020
Pro forma revenues, net	$2,702,984	$2,116,947
Pro forma net loss attributable to the Company's shareholders	$(175,418)	$(545,512)
The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company's stockholders and included in the Consolidated Statements of Operations and Comprehensive Loss were as follows:

Year ended December 31,
2020
Revenues, net (1)	$157,504
Net loss attributable to the Company's stockholders	$(39,985)

(1) Includes $15,297 of a deferred revenue adjustment recognized during the year ended December 31,year ended December 31, 2021 2020.
Unaudited pro forma information for the Company for the periods presented as if the acquisition had occurred January 1, 2019 is as follows:

	Year ended December 31,
	2020	2019
Pro forma revenues, net	$1,708,486	$1,498,485
Pro forma net loss attributable to the Company's stockholders	$(374,440)	$(403,653)
The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company's stockholders and included in the Consolidated Statements of Operations and Comprehensive Loss were as follows:

Year ended December 31,
2020
Revenues, net (1)	$186,428
Net income attributable to the Company's stockholders	$4,999

(1) Includes $7,157 of a deferred revenue adjustment recognized during the year ended December 31, 2020.
Unaudited pro forma information for the Company for the periods presented as if the acquisition had occurred January 1, 2019 is as follows:

	Year ended December 31,
	2020	2019
Pro forma revenues, net	$1,284,419	$1,174,295
Pro forma net loss attributable to the Company's stockholders	$(335,749)	$(304,846)

Schedule of fair value of identifiable assets acquired and liabilities assumed for all acquisitions	The following table summarizes the preliminary purchase price allocation for this acquisition:

Total
Accounts receivable	113,492
Prepaid expenses	22,254
Other current assets	23,704
Property and equipment, net	62,307
Other intangible assets(2)	3,534,742
Other non-current assets	17,955
Deferred income taxes	3,512
Operating lease right-of-use assets	28,429
Total assets	$3,806,395
Accounts payable	17,100
Accrued expenses and other current liabilities	136,811
Current portion of long-term debt	1,072
Current portion of deferred revenue	335,234
Current portion of operating lease liabilities	7,960
Long-term debt	33,362
Deferred income taxes	58,605
Non-current portion of deferred revenue	6,799
Other non-current liabilities	89,217
Operating lease liabilities	23,085
Total liabilities	709,245
Fair value of acquired identifiable assets and liabilities	$3,097,150

Purchase price, net of cash(1)	$4,994,334
Less: Fair value of acquired identifiable assets and liabilities	3,097,150
Goodwill	$1,897,184

(1) The Company acquired cash of $52,514, including $1,957 of restricted cash to fund bank guarantees (contract performance guarantees, rental guarantees, and bid bonds) assumed in the ProQuest acquisition.

(2) Of the $3,534,742, $3,528,000 relates to the valued intangible assets as per the purchase price allocation and $6,742 relates to acquired assets under construction.
The following table summarizes the final purchase price allocation for this acquisition:

Total
Accounts receivable	$380,259
Prepaid expenses	27,437
Other current assets	38,784
Property and equipment, net	13,290
Other intangible assets	4,920,317
Deferred income taxes	19,310
Other non-current assets	8,403
Operating lease right-of-use assets	30,649
Total assets	$5,438,449
Accounts payable	53,791
Accrued expenses and other current liabilities	284,353
Current portion of deferred revenue	181,365
Current portion of operating lease liabilities	7,738
Non-current portion of deferred revenue	16,771
Deferred income taxes	291,869
Other non-current liabilities	24,307
Operating lease liabilities	23,615
Total liabilities	883,809
Fair value of acquired identifiable assets and liabilities	$4,554,640

Purchase price, net of cash(1)	$8,540,886
Less: Fair value of acquired identifiable assets and liabilities	4,554,640
Goodwill(2)	$3,986,246

(1) The Company acquired cash of $102,675 including $3,400 of restricted cash to fund fixed cash awards and certain taxes related to the phantom equity compensation plan as part of CPA Global acquisition accounting.

(2) Includes $942,201 of buyer-specific synergy goodwill that was allocated to the Clarivate legacy reporting units expected to benefit from the acquisition.
The following table summarizes the final purchase price allocation for this acquisition:

Total
Accounts receivable	$52,193
Prepaid expenses	4,295
Other current assets	68,001
Property and equipment, net	4,136
Other intangible assets(1)	491,366
Other non-current assets	2,960
Operating lease right-of-use assets	25,099
Total assets	$648,050
Accounts payable	3,474
Accrued expenses and other current liabilities	88,561
Current portion of deferred revenue	35,126
Current portion of operating lease liabilities	5,188
Deferred income taxes	49,403
Non-current portion of deferred revenue	936
Operating lease liabilities	20,341
Total liabilities	203,029
Fair value of acquired identifiable assets and liabilities	$445,021

Purchase price, net of cash(2)	944,220
Less: Fair value of acquired identifiable assets and liabilities	445,021
Goodwill	$499,199

(1) Includes $3,966 of internally developed software in progress acquired.
(2) The Company acquired cash of $20,777.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The identifiable intangible assets acquired are amortized on a straight-line basis over their estimated useful lives. The following table summarizes the estimated fair value of ProQuest's identifiable intangible assets acquired and their remaining amortization period (in years):

	Fair Value as of December 1, 2021	Remaining Range of Years
Customer relationships	$2,773,000	17-23
Technology & databases(1)	709,300	5-17
Trade names	45,700	2-10
Total identifiable intangible assets	$3,528,000
(1) Technology and databases intangible assets include both acquired technology intangible assets and acquired databases intangible assets.
The following table summarizes the estimated fair value of CPA Global’s identifiable intangible assets acquired and their remaining amortization period (in years):

	Fair Value as of October 1, 2020	Remaining Range of Years
Customer relationships	$4,643,306	17-23
Technology	266,224	6-14
Trade names	10,787	2-17
Total identifiable intangible assets	$4,920,317
The identifiable intangible assets acquired are amortized on a straight-line basis over their estimated useful lives. The following table summarizes the estimated fair value of DRG’s identifiable intangible assets acquired and their remaining amortization period (in years):

	Fair Value as of February 28, 2020	Remaining Range of Years
Customer relationships	$381,000	10-21
Database and content	50,200	2-7
Trade names	5,200	4-7
Purchased software	23,000	3-8
Backlog	28,000	4
Total identifiable intangible assets	$487,400